Subsequent Event	12 Months Ended
Jan. 28, 2012
Subsequent Event
Subsequent Event

Note 16. Subsequent Event

On September 17, 2012, we entered into an agreement with Wells Fargo Bank, National Association (“Wells Fargo”) and other financial institutions for a second amendment and restatement of the senior secured asset-based Revolving Credit Facility (as so amended and restated, the “Restated Revolving Credit Facility”) . The Restated Revolving Credit Facility provides an aggregate amount of $650 million in commitments, subject to a borrowing base, which are scheduled to terminate on September 17, 2017 (the “ABL Maturity Date”).

The borrowing base under the Restated Revolving Credit Facility equals the sum of (i) 90% of eligible credit card receivables and debit card receivables, plus (ii) 90% of the appraised net orderly liquidation value of eligible inventory, plus (iii) the lesser of (x) 90% of the appraised net orderly liquidation value of inventory supported by eligible letters of credit and (y) 90% of the face amount of eligible letters of credit, minus (iv) certain reserves.

The Restated Revolving Credit Facility provides us with the right to request up to $200 million of additional commitments under this facility at any time. The lenders under this facility are not under any obligation to provide any such additional commitments, and any increase in commitments is subject to customary conditions precedent. If we were to request any additional commitments and the existing lenders or new lenders were to agree to provide such commitments, the facility size could be increased to up to $850 million, but our ability to borrow under this facility would still be limited by the borrowing base.

If, at any time, the aggregate amount of outstanding loans, unreimbursed letter of credit drawings and undrawn letters of credit under the senior secured Restated Revolving Credit Facility exceeds the lesser of (i) the commitment amount and (ii) the borrowing base (the “Loan Cap”), we will be required to repay outstanding loans and cash collateralize letters of credit in an aggregate amount equal to such excess, with no reduction of the commitment amount. If excess availability under the Restated Revolving Credit Facility is less than (i) 12.5% of the Loan Cap, for five consecutive business days or (ii) $65 million, at any time, or if certain events of default have occurred, we will be required to repay outstanding loans and cash collateralize letters of credit with the cash we are required to deposit daily in a collection account maintained with the agent under the Restated Revolving Credit Facility. Excess availability under the Restated Revolving Credit Facility means the lesser of the Loan Cap minus the outstanding credit extensions. We may voluntarily reduce the unutilized portion of the commitment amount and repay outstanding loans at any time without premium or penalty other than customary breakage costs with respect to LIBOR loans. There is no scheduled amortization under the senior secured asset-based Revolving Credit Facility; the principal amount of the loans outstanding is due and payable in full on the ABL Maturity Date.

Borrowings under the Restated Revolving Credit Facility bear interest at a rate per annum equal to, at our option, either (a) a base rate determined by reference to the highest of (1) the prime rate of Wells Fargo, (2) the federal funds effective rate plus 0.50% and (3) a LIBOR subject to certain adjustments plus 1.00% or (b) a LIBOR subject to certain adjustments, in each case plus an applicable margin. The initial applicable margin is (a) 0.75% for prime rate borrowings and 1.75% for LIBOR borrowings. The applicable margin is subject to adjustment each fiscal quarter based on the excess availability under the senior secured asset-based Revolving Credit Facility. Same-day borrowings bear interest at the base rate plus the applicable margin.

We are required to pay a commitment fee on the unutilized commitments under the Restated Revolving Credit Facility, which initially is 0.375% per annum. The commitment fee is subject to adjustment each fiscal quarter. If average daily excess availability is less than or equal to 50% of the total commitments, the commitment fee will be 0.25% per annum, and if average daily excess availability is greater than 50% of the total commitments, the commitment fee will be 0.375%. We must also pay customary letter of credit fees and agency fees.

All obligations under the Restated Revolving Credit Facility are unconditionally guaranteed, jointly and severally by all of our existing material subsidiaries and are required to be guaranteed by certain of our future domestic wholly-owned material subsidiaries. All obligations under the Restated Revolving Credit Facility, and the guarantees of those obligations, are secured, subject to certain exceptions, by substantially all of our assets and the assets of our material subsidiaries (the “Subsidiary Guarantors”), including:

•                  a first-priority security interest in personal property consisting of inventory and related accounts, cash, deposit accounts, all payments received by us or the Subsidiary Guarantors from credit card clearinghouses and processors or otherwise in respect of all credit card charges and debit card charges for sales of inventory by us and the Subsidiary Guarantors, and certain related assets and proceeds of the foregoing;

•                  a second-priority pledge of all of the capital stock held by us (excluding the stock of Michaels of Canada, ULC) and our Subsidiary Guarantors (which pledge, in the case of the capital stock of any foreign subsidiary, is limited to 65% of the voting stock of such foreign subsidiary and 100% of the non-voting stock of such subsidiary); and

•                  a second-priority security interest in, and mortgages on, substantially all other tangible and intangible assets of us and each Subsidiary Guarantor, including substantially all of our owned real property and equipment.

The Restated Revolving Credit Facility contains a number of covenants that, among other things and subject to certain exceptions, restrict the Company’s ability and the ability of its subsidiaries to:

•                  incur additional indebtedness

•                  pay dividends on the Company’s capital stock or redeem, repurchase or retire the Company’s capital stock or its other indebtedness

•                  make investments, loans, advances and acquisitions

•                  create restrictions on the payment of dividends or other amounts to the Company from its restricted subsidiaries

•                  engage in transactions with affiliates of the Company

•                  sell assets, including capital stock of the Company’s subsidiaries

•                  consolidate or merge

•                  create liens

The covenants limiting dividends and other restricted payments, investments, loans, advances and acquisitions, and prepayments or redemptions of indebtedness, each permit the restricted actions in an unlimited amount, subject to the satisfaction of certain payment conditions, principally that we must meet certain specified excess availability requirements and minimum consolidated fixed charge coverage ratios, to be tested on a pro forma and 6 months projected basis. Adjusted EBITDA is used in the calculation of the consolidated fixed charge coverage ratios. The Restated Revolving Credit Facility also contains certain customary affirmative covenants and events of default.

From the time when we have excess availability less than the greater of (a) 10% of the Loan Cap and (b) $50 million, until the time when we have excess availability greater than the greater of (a) 10% of the Loan Cap and (b) $50 million for 30 consecutive days, the Restated Revolving Credit Facility will require us to maintain a consolidated fixed charge coverage ratio of at least 1.0 to 1.0.

In accordance with ASC 470, Debt, we will record $4 million of debt issuance costs in the third quarter of fiscal 2012 that will be amortized as interest expense over the life of the Restated Revolving Credit Facility.